Operating Leases - Total Lease Obligation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases
Total lease commitment	¥ 601,960	¥ 714,876
Less: Imputed interest	40,870	72,744
Total operating lease liabilities	¥ 561,090	¥ 642,132